Summary of Outstanding Amount of Settlement Year (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Taxes
Net income before income taxes		$ 16,350	$ 11,940	$ 29,564	$ 12,459
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(5,559)	(4,060)	(10,051)	(4,236)
Tax benefits from the deduction of interest on capital distribution		383		383
Different jurisdictional tax rates for companies abroad		203	(93)	394	(70)
Brazilian income taxes on income of companies incorporated outside Brazil	[1]	(329)	6	(628)	(199)
Tax loss carryforwards (unrecognized tax losses)		(10)	9	(1)	(21)
Non-taxable income (non-deductible expenses), net	[2]	44	195	68	234
Post-employment benefits		(44)	(46)	(186)	(90)
Results of equity-accounted investments in Brazil and abroad		(3)	205	120	279
Others		(6)		(26)
Income taxes		(5,309)	(3,784)	(9,875)	(4,103)
Deferred income taxes		(28)	(3,683)	(1,989)	(3,883)
Current income taxes		$ (5,281)	$ (101)	$ (7,886)	$ (220)
Effective tax rate of income taxes		32.50%	31.70%	33.40%	32.90%

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes balance of accounts receivable arising from the Term of Financial Commitment - TFC signed with Petrobras, which Petros recognizes as equity.